Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net (loss) income	$ 439,237	$ 159,768	$ 333,785	$ (330,934)
Depreciation, amortization and impairment			134,240	127,315
Interest expense			156,660	192,841
Net cash flow from operating activities			$ 1,058,566	$ 882,819